Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,706,235	¥ 1,908,366
Carried at fair value	[1]	601,864	554,137
Total		2,308,099	2,462,503
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost
Carried at fair value	[1]
Total
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,706,235	1,908,366
Carried at fair value	[1]	601,864	554,137
Total		2,308,099	2,462,503
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		505,844	491,559
Carried at fair value	[1]
Total		505,844	491,559
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		335,607	429,075
Carried at fair value	[1]	5,210
Total		340,817	429,075
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,048	1,385
Carried at fair value	[1]
Total		2,048	1,385
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		862,736	986,347
Carried at fair value	[1]	596,654	554,137
Total		¥ 1,459,390	¥ 1,540,484

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.